Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Schedule of interest bearing financial liabilities

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2021
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	98,967	98,967
Obligations under leases	—	18,358	18,358
Debt instruments	440,297	—	440,297
Other financial liabilities (*)	67,013	—	67,013
	507,310	117,325	624,635

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2020
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	107,607	107,607
Obligations under leases	—	22,537	22,537
Debt instruments	357,508	—	357,508
Other financial liabilities (*)	63,896	—	63,896
	421,404	130,144	551,548

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

Schedule of undiscounted cash flow maturities

	2021
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	95,899	—	3,670	—	99,569
Leases	8,092	5,897	3,251	1,289	18,529
Debt instruments	57,440	37,749	493,585	—	588,774
Financial loans from government agencies	63,868	4,304	245		68,417
Payables to related parties	9,545	—	—	—	9,545
Payable to non-current asset suppliers	2,677	135	—	—	2,812
Contingent consideration	13,023	10,684	6,844	—	30,551
Tolling agreement liability	2,589	2,367	5,952	18,379	29,287
Trade and other payables	206,000	—	—	—	206,000
	459,133	61,136	513,547	19,668	1,053,484

	2020
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	108,613	5,277	—	—	113,890
Finance leases	8,796	6,350	7,130	1,748	24,024
Debt instruments	32,813	366,406	—	—	399,219
Financial loans from government agencies	36,672	7,209	18,274	6,501	68,656
Payables to related parties	3,196	—	—	—	3,196
Payable to non-current asset suppliers	130	2,633	—	—	2,763
Contingent consideration	1,772	4,175	15,892	3,277	25,116
Trade and other payables	149,201	—	—	—	149,201
	341,193	392,050	41,296	11,526	786,065

Schedule of changes in liabilities arising from financing activities

	January 1, 2021	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Interest expenses	Other changes	December 31, 2021
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	107,607	(15,604)	1,927	—	—	5,037	98,967
Obligations under leases	22,536	(11,232)	(1,188)	—	—	8,242	18,358
Debt instruments (*)	357,508	43,295	—	6,462	36,233	(3,201)	440,297
Financial loans from government agencies (Note 19)	63,896	(2,252)	(702)	—	6,071	—	67,013
Total liabilities from financing activities	551,547	14,207	37	6,462	42,304	10,078	624,635
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to net financing activities (**)		(3,755)
Payments to acquire or redeem own shares		—
Net cash (used) by financing activities		10,452

(*) Changes from financing cash flows in debt instruments include payments due to interest amounting to $16,705 thousand and proceeds from debt issuances of $60,000 thousand.

(**) Other amounts paid due to financing activities include payments due to equity issuance costs amounting to $43,755 thousand and proceeds from equity issuance of $40,000 thousand.

	January 1, 2020	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Other changes (*)	December 31, 2020
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	158,998	(67,343)	10,295	—	5,657	107,607
Obligations under leases	25,873	(10,315)	1,608	—	5,370	22,536
Debt instruments	354,952	(32,812)		—	35,368	357,508
Financial loans from government agencies (Note 19)	56,939	—	4,865	—	2,092	63,896
Derivative financial instruments (Note 19)	9,600	3,608	(86)	(14,329)	1,207	—
Total liabilities from financing activities	606,362	(106,862)	16,682	(14,329)	49,694	551,547
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to net financing activities		(6,471)
Payments to acquire or redeem own shares		—
Net cash provided by financing activities		(113,333)